LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–83.22%
Argentina–0.11%
†Globant	1,445	$ 126,986
†MercadoLibre	1,886	921,462
		1,048,448
Australia–0.04%
Caltex Australia	24,855	335,612
		335,612
Canada–1.48%
Barrick Gold (New York Shares)	209,200	3,832,544
Canadian Natural Resources	60,500	827,560
Constellation Software	597	542,581
Crescent Point Energy	146,811	113,710
Husky Energy	416,500	1,047,687
†Shopify Class A	4,193	1,756,752
Wheaton Precious Metals	197,200	5,427,099
		13,547,933
China–0.44%
†Alibaba Group Holding ADR	7,389	1,437,012
Guotai Junan Securities Class H	268,400	396,066
†Wuxi Biologics Cayman	10,118	129,175
Yum China Holdings	48,200	2,054,766
		4,017,019
France–2.98%
Accor	41,360	1,111,179
†Adevinta	10,949	99,122
Cie Generale des Etablissements Michelin	32,826	2,875,057
Sanofi	66,578	5,763,977
TOTAL	320,951	12,093,040
Veolia Environnement	256,697	5,421,663
		27,364,038
Germany–4.23%
adidas	8,785	1,994,959
BASF	21,938	1,025,424
Bayer	93,229	5,341,877
Covestro	22,519	683,410
†Delivery Hero	4,645	341,519
Deutsche Bank	79,804	507,320
Deutsche Lufthansa	259,720	2,429,197
Deutsche Telekom	463,846	5,990,767
E.ON	890,697	9,136,476
†Evotec	3,215	69,797
Fresenius Medical Care & Co.	86,962	5,676,525
Merck	4,717	476,238
Siemens ADR	116,005	4,872,210
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Germany (continued)
Siemens Healthineers	5,148	$ 199,004
†Zalando	603	22,727
		38,767,450
Hong Kong–2.99%
AIA Group	426,400	3,818,256
China Pacific Insurance Group Class H	277,183	829,950
China Telecom Class H	11,927,200	3,613,757
CK Asset Holdings	723,500	3,925,485
CK Hutchison Holdings	909,500	6,061,959
Sun Hung Kai Properties	338,500	4,425,560
Swire Pacific Class A	553,500	3,523,420
Tencent Holdings	24,445	1,208,258
		27,406,645
Israel–0.19%
†Check Point Software Technologies	17,498	1,759,249
		1,759,249
Italy–0.54%
CNH Industrial	94,507	538,244
Eni	446,697	4,439,036
		4,977,280
Japan–7.27%
East Japan Railway	61,700	4,668,860
Honda Motor	89,800	2,009,403
IHI	62,400	726,689
Isuzu Motors	503,500	3,332,099
JXTG Holdings	165,138	562,689
KDDI	66,300	1,958,408
Keyence	1,000	321,512
Kirin Holdings	390,600	7,714,444
Kyocera	86,900	5,128,034
Matsumotokiyoshi Holdings	166,100	6,054,911
Mitsubishi Electric	372,600	4,551,760
Mitsui Fudosan	409,500	7,090,376
†Renesas Electronics	166,801	593,323
Seven & i Holdings	217,500	7,182,911
Sumitomo Metal Mining	170,000	3,475,566
Sumitomo Mitsui Financial Group	211,300	5,133,192
Takeda Pharmaceutical	202,921	6,178,557
		66,682,734
Luxembourg–0.35%
SES FDR	166,327	975,746
Tenaris	367,779	2,218,744
		3,194,490
LVIP Franklin Templeton Global Equity Managed Volatility Fund–1

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Netherlands–1.16%
†Adyen	1,034	$ 878,791
†Argenx	929	126,025
ASML Holding (New York shares)	1,906	498,686
Heineken	1,657	140,619
ING Groep	150,630	771,842
Koninklijke KPN	160,488	383,792
NN Group	60,670	1,648,752
NXP Semiconductors	61,700	5,116,781
Royal Dutch Shell Class A	40,981	710,649
Royal Dutch Shell Class B	18,467	309,767
†uniQure	1,890	89,680
		10,675,384
New Zealand–0.00%
†Xero	990	41,174
		41,174
Norway–0.55%
Yara International	159,351	5,038,530
		5,038,530
Republic of Korea–1.52%
KB Financial Group	166,774	4,690,354
Samsung Electronics	238,831	9,286,105
		13,976,459
Switzerland–2.10%
†Alcon	3,021	153,527
Cie Financiere Richemont	11,513	615,414
†Credit Suisse Group	131,460	1,061,059
†CRISPR Therapeutics	418	17,728
Dufry	8,203	251,752
†LafargeHolcim	26,031	949,963
Lonza Group	572	235,277
Novartis	50,167	4,138,716
Novartis ADR	29,114	2,400,449
Roche Holding	29,368	9,448,915
		19,272,800
Taiwan–0.40%
Taiwan Semiconductor Manufacturing ADR	77,700	3,713,283
		3,713,283
Thailand–0.25%
Bangkok Bank	538,000	1,666,281
†Sea ADR	13,652	604,920
		2,271,201
United Arab Emirates–0.01%
†Network International Holdings	10,940	53,195
		53,195
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom–5.63%
AstraZeneca	9,436	$ 840,737
BAE Systems	1,362,433	8,753,660
BP	335,095	1,374,206
BP ADR	261,419	6,376,009
British American Tobacco	59,935	2,041,702
Burberry Group	132,811	2,158,808
GlaxoSmithKline	147,348	2,764,862
Johnson Matthey	100,362	2,211,382
Linde	50,600	8,753,800
†M&G	196,545	273,395
nVent Electric	73,600	1,241,632
Pentair	65,800	1,958,208
RSA Insurance Group	105,438	550,219
Standard Chartered	1,388,811	7,678,449
Vodafone Group	396,988	549,211
Vodafone Group ADR	300,398	4,136,480
		51,662,760
United States–50.98%
†10X Genomics Class A	275	17,138
Abbott Laboratories	75,967	5,994,556
AbbVie	26,400	2,011,416
Accenture Class A	53,000	8,652,780
†Adobe	4,753	1,512,595
Aflac	40,800	1,396,992
Air Products & Chemicals	42,500	8,483,425
Albemarle	160,590	9,052,458
Alleghany	580	320,363
Allergan	47,610	8,431,731
†Alphabet Class A	2,037	2,366,892
†Alphabet Class C	586	681,407
†Alteryx Class A	5,443	518,010
Altria Group	19,889	769,108
†Amazon.com	3,369	6,568,607
American International Group	34,400	834,200
American Tower	4,733	1,030,611
Amphenol Class A	8,059	587,340
Analog Devices	84,155	7,544,496
†ANSYS	3,813	886,408
Anthem	3,224	731,977
Apple	3,779	960,962
†Aspen Technology	4,679	444,833
†Atlassian Class A	4,743	651,024
†Autodesk	4,767	744,129
†Avalara	2,764	206,194
Baxter International	2,344	190,309
Becton Dickinson & Co.	40,592	9,326,824
†Berkshire Hathaway Class B	34,737	6,350,966
†Bill.Com Holdings	2,045	69,939
Boeing	12,032	1,794,453
†Booking Holdings	1,487	2,000,491

LVIP Franklin Templeton Global Equity Managed Volatility Fund–2

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Bright Horizons Family Solutions	2,800	$ 285,600
Bunge	44,100	1,809,423
†Cadence Design Systems	7,582	500,715
Capital One Financial	14,924	752,468
Carlisle	18,530	2,321,438
†Catalent	4,324	224,632
†Charles River Laboratories International	890	112,327
†Charter Communications Class A	4,784	2,087,307
†Chegg	740	26,477
Chevron	25,900	1,876,714
†Chewy Class A	1,434	53,761
Chubb	7,200	804,168
Cintas	18,100	3,135,282
Cisco Systems	21,498	845,086
CIT Group	859	14,826
Citigroup	162,147	6,829,632
Citizens Financial Group	38,650	727,007
CME Group	1,627	281,325
Cognizant Technology Solutions Class A	23,882	1,109,797
Colgate-Palmolive	53,100	3,523,716
Comcast Class A	199,610	6,862,592
†CoStar Group	1,558	914,873
†Coupa Software	4,702	657,011
Crown Castle International	4,755	686,622
†Crown Holdings	68,900	3,998,956
CVS Health	61,120	3,626,250
Danaher	9,855	1,364,031
†Datadog Class A	1,767	63,577
†Deciphera Pharmaceuticals	2,701	111,200
DENTSPLY SIRONA	31,700	1,230,911
Digital Realty Trust	5,376	746,780
†DISH Network Class A	5,674	113,423
†DocuSign	3,293	304,273
†Dollar Tree	68,200	5,010,654
Donaldson	37,907	1,464,347
Dover	43,300	3,634,602
Ecolab	27,200	4,238,576
†Edwards Lifesciences	4,278	806,916
†Elanco Animal Health	6,857	153,528
Eli Lilly & Co.	12,343	1,712,221
EOG Resources	43,200	1,551,744
†EPAM Systems	1,467	272,363
Equinix	1,540	961,838
Erie Indemnity Class A	14,300	2,119,832
Everest Re Group	2,200	423,324
Exxon Mobil	154,300	5,858,771
†F5 Networks	19,200	2,047,296
†Facebook Class A	8,978	1,497,530
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
First Horizon National	50,195	$ 404,572
†Fiserv	5,685	540,018
Fortive	9,471	522,705
Freeport-McMoRan	206,500	1,393,875
General Dynamics	29,700	3,929,607
General Electric	120,713	958,461
General Motors	41,128	854,640
†Guardant Health	1,023	71,201
†Guidewire Software	4,795	380,291
Hartford Financial Services Group	40,073	1,412,173
HCA Healthcare	45,500	4,088,175
HEICO	7,489	558,754
Hewlett Packard Enterprise	67,539	655,804
Honeywell International	61,300	8,201,327
†HubSpot	4,755	633,318
†IDEXX Laboratories	4,726	1,144,826
†Illumina	2,375	648,660
†Inspire Medical Systems	5,773	347,996
Intel	7,535	407,794
Intercontinental Exchange	9,454	763,411
International Paper	26,304	818,844
Intuit	4,737	1,089,510
†Intuitive Surgical	1,907	944,366
†Iovance Biotherapeutics	5,696	170,510
†IQVIA Holdings	1,864	201,051
†iRhythm Technologies	720	58,572
Jack Henry & Associates	1,389	215,628
Johnson & Johnson	116,200	15,237,306
Johnson Controls International	138,457	3,732,801
JPMorgan Chase & Co.	94,305	8,490,279
Kellogg	73,900	4,433,261
†Keysight Technologies	7,621	637,725
Kinder Morgan	117,256	1,632,204
KLA	2,450	352,163
Kraft Heinz	57,300	1,417,602
Kroger	168,600	5,078,232
†Laboratory Corp of America Holdings	57,700	7,292,703
Lam Research	3,319	796,560
†Liberty Broadband Class A	7,035	752,745
Lowe's	38,100	3,278,505
Mastercard Class A	9,457	2,284,433
†Match Group	5,708	376,956
Matthews International Class A	29,600	716,024
McCormick & Co Non-Voting Shares	28,100	3,968,001
McDonald's	26,600	4,398,310
†Medpace Holdings	892	65,455
Medtronic	158,505	14,293,981
Merck & Co.	27,405	2,108,541

LVIP Franklin Templeton Global Equity Managed Volatility Fund–3

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Mercury Systems	1,153	$ 82,255
Microsoft	156,476	24,677,830
†MongoDB	4,685	639,690
Monolithic Power Systems	4,293	718,906
Moody's	3,321	702,392
Motorola Solutions	366	48,649
MSCI	4,956	1,432,086
†Netflix	1,072	402,536
†Neurocrine Biosciences	4,636	401,246
NextEra Energy	580	139,560
NIKE Class B	66,153	5,473,499
Norfolk Southern	18,300	2,671,800
NVIDIA	4,712	1,242,083
†Okta	3,789	463,243
Oracle	199,110	9,622,986
†Paycom Software	1,320	266,653
†Paylocity Holding	1,610	142,195
†PayPal Holdings	11,549	1,105,701
PepsiCo	39,700	4,767,970
Perrigo	23,200	1,115,688
Pfizer	41,500	1,354,560
†Plains GP Holdings Class A	13,500	75,735
Procter & Gamble	43,300	4,763,000
†PTC Therapeutics	2,925	130,484
†Q2 Holdings	6,850	404,561
Raytheon	24,362	3,195,076
Raytheon Technologies	42,500	4,009,025
†Reata Pharmaceuticals Class A	721	104,069
†Repligen	3,465	334,511
ResMed	3,739	550,717
†RingCentral Class A	2,354	498,836
Roper Technologies	44,956	14,017,730
Ross Stores	56,100	4,879,017
†salesforce.com	9,455	1,361,331
SBA Communications	4,759	1,284,787
Schlumberger	35,700	481,593
†ServiceNow	6,883	1,972,530
†Slack Technologies Class A	635	17,043
†Smartsheet Class A	5,583	231,750
State Street	6,300	335,601
STERIS	4,018	562,399
Stryker	59,215	9,858,705
†Synopsys	5,081	654,382
Target	44,900	4,174,353
†Teladoc Health	226	35,032
Teradyne	166	8,992
†Tesla	272	142,528
Texas Instruments	71,450	7,139,999
Thermo Fisher Scientific	2,908	824,709
Tiffany & Co.	4,700	608,650
Tradeweb Markets Class A	9,448	397,194
TransUnion	4,754	314,620
†Twilio Class A	2,647	236,880
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Tyler Technologies	1,984	$ 588,375
United Parcel Service Class B	93,600	8,744,112
UnitedHealth Group	27,684	6,903,836
†Veeva Systems Class A	9,461	1,479,417
Verisk Analytics	4,675	651,602
Verizon Communications	205,100	11,020,023
Visa Class A	50,415	8,122,865
Voya Financial	25,697	1,042,013
Walgreens Boots Alliance	19,552	894,504
Walmart	38,900	4,419,818
Walt Disney	20,154	1,946,876
†Waters	688	125,250
Wells Fargo & Co.	43,006	1,234,272
West Pharmaceutical Services	36,800	5,602,800
Western Digital	19,500	811,590
Williams	51,342	726,489
†Workday Class A	5,720	744,858
WW Grainger	8,100	2,012,850
Xilinx	8,438	657,658
†Zendesk	6,126	392,125
Zimmer Biomet Holdings	41,500	4,194,820
Zoetis	3,070	361,308
†Zoom Video Communications Class A	1,410	206,029
		467,609,109
Total Common Stock (Cost $739,652,613)		763,414,793
PREFERRED STOCK–0.16%
Germany–0.16%
Volkswagen 2.67%	12,780	1,472,212
Total Preferred Stock (Cost $1,769,570)		1,472,212

	Principal Amount°
CORPORATE BONDS–0.06%
United States–0.06%
Frontier Communications
10.50% 9/15/22	930,000	242,962
11.00% 9/15/25	476,000	123,760
Occidental Petroleum 0.01% 10/10/36	395,000	151,597
Total Corporate Bonds (Cost $1,442,118)		518,319

LVIP Franklin Templeton Global Equity Managed Volatility Fund–4

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–9.42%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.32%)	86,399,615	$ 86,399,615
Total Money Market Fund (Cost $86,399,615)		86,399,615

Principal Amount°
SHORT-TERM INVESTMENTS–0.11%
U.S. TREASURY OBLIGATIONS–0.11%
≠U.S. Treasury Bills
0.51% 5/5/20	500,000	499,966
	Principal Amount°	Value (U.S. $)
SHORT-TERM INVESTMENTS (continued)
U.S. TREASURY OBLIGATIONS (continued)
≠U.S. Treasury Bills (continued)
1.57% 4/7/20	500,000	$ 499,994
		999,960
Total Short-Term Investments (Cost $999,635)		999,960

TOTAL INVESTMENTS–92.97% (Cost $830,263,551)	852,804,899
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–7.03%	64,494,782
NET ASSETS APPLICABLE TO 29,784,896 SHARES OUTSTANDING–100.00%	$917,299,681

Δ Securities have been classified by country of origin.
† Non-income producing.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠ The rate shown is the effective yield at the time of purchase.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–5

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
The following foreign currency exchange contracts and futures contracts were outstanding at March 31, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BOA	EUR	(4,043,635)	USD	4,522,725	4/7/20	$62,113	$—
BOA	EUR	164,666	USD	(183,591)	4/7/20	—	(1,945)
BOA	EUR	(151,750)	USD	167,185	4/7/20	—	(213)
BOA	GBP	31,119	USD	(37,146)	4/17/20	1,520	—
BOA	GBP	(161,982)	USD	195,744	4/17/20	—	(5,525)
HSBC	AUD	(832,643)	USD	561,984	4/14/20	49,786	—
HSBC	AUD	216,487	USD	(140,824)	4/14/20	—	(7,654)
HSBC	AUD	124,773	USD	(75,123)	4/14/20	1,631	—
HSBC	AUD	(18,393)	USD	10,992	4/14/20	—	(322)
HSBC	CHF	(1,055,610)	USD	1,138,483	4/14/20	40,979	—
HSBC	CHF	200,646	USD	(212,463)	4/14/20	—	(3,853)
HSBC	CHF	(161,126)	USD	165,831	4/14/20	—	(1,690)
HSBC	EUR	(4,073,703)	USD	4,557,860	4/7/20	64,078	—
HSBC	EUR	253,044	USD	(276,997)	4/7/20	2,141	—
HSBC	EUR	(204,124)	USD	221,761	4/7/20	—	(3,412)
HSBC	GBP	(3,176,962)	USD	3,962,942	4/17/20	15,438	—
HSBC	GBP	181,924	USD	(222,548)	4/17/20	3,500	—
HSBC	KRW	(2,762,656,260)	USD	2,342,815	4/17/20	73,916	—
HSBC	KRW	254,965,060	USD	(212,125)	4/17/20	—	(2,728)
HSBC	KRW	2,802,741,515	USD	(2,281,946)	4/17/20	19,875	—
HSBC	KRW	(295,050,315)	USD	238,391	4/17/20	—	(3,926)
HSBC	KRW	(2,415,234,115)	USD	1,973,876	5/15/20	—	(10,260)
UBS	EUR	164,666	USD	(183,796)	4/7/20	—	(2,150)
UBS	EUR	(151,749)	USD	167,251	4/7/20	—	(147)
Total Foreign Currency Exchange Contracts						$334,977	$(43,825)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
(448)	90 Day IMM NEW BPound	$(34,876,800)	$(36,175,963)	6/15/20	$1,299,163	$—
(405)	Euro	(55,938,094)	(57,586,420)	6/15/20	1,648,326	—
(346)	Japanese Yen	(40,306,838)	(41,476,373)	6/15/20	1,169,535	—
					4,117,024	—
Equity Contracts:
(925)	E-mini MSCI Emerging Markets Index	(38,984,125)	(40,302,176)	6/19/20	1,318,051	—
(267)	E-mini Russell 2000 Index	(15,320,460)	(13,936,829)	6/19/20	—	(1,383,631)
(1,820)	E-mini S&P 500 Index	(233,842,700)	(231,000,372)	6/19/20	—	(2,842,328)
(427)	E-mini S&P MidCap 400 Index	(61,394,060)	(54,893,223)	6/19/20	—	(6,500,837)
(2,143)	Euro STOXX 50 Index	(64,925,714)	(54,792,159)	6/19/20	—	(10,133,555)
(551)	FTSE 100 Index	(38,569,206)	(34,262,119)	6/19/20	—	(4,307,087)
(258)	Nikkei 225 Index (OSE)	(45,397,442)	(44,975,441)	6/11/20	—	(422,001)
					1,318,051	(25,589,439)
Total Futures Contracts					$5,435,075	$(25,589,439)
The use of foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2020.

LVIP Franklin Templeton Global Equity Managed Volatility Fund–6

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BOA–Bank of America
CHF–Swiss Franc
EUR–Euro
FDR–Fiduciary Depositary Receipt
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
HSBC–Hong Kong and Shanghai Banking Corporation
IMM–International Monetary Market
KRW–South Korean Won
MSCI–Morgan Stanley Capital International
OSE–Osaka Securities Exchange
S&P–Standard & Poor’s
USD–United States Dollar
See accompanying notes.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–7

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Franklin Templeton Global Equity Managed Volatility Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Franklin Templeton Global Equity Managed Volatility Fund–8

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$1,048,448	$—	$—	$1,048,448
Australia	—	335,612	—	335,612
Canada	13,547,933	—	—	13,547,933
China	3,491,778	525,241	—	4,017,019
France	—	27,364,038	—	27,364,038
Germany	4,872,210	33,895,240	—	38,767,450
Hong Kong	—	27,406,645	—	27,406,645
Israel	1,759,249	—	—	1,759,249
Italy	—	4,977,280	—	4,977,280
Japan	—	66,682,734	—	66,682,734
Luxembourg	—	3,194,490	—	3,194,490
Netherlands	6,709,963	3,965,421	—	10,675,384
New Zealand	—	41,174	—	41,174
Norway	—	5,038,530	—	5,038,530
Republic of Korea	—	13,976,459	—	13,976,459
Switzerland	2,571,704	16,701,096	—	19,272,800
Taiwan	3,713,283	—	—	3,713,283
Thailand	604,920	1,666,281	—	2,271,201
United Arab Emirates	—	53,195	—	53,195
United Kingdom	22,466,129	29,196,631	—	51,662,760
United States	467,609,109	—	—	467,609,109
Preferred Stock	—	1,472,212	—	1,472,212
Corporate Bonds	—	518,319	—	518,319
Money Market Fund	86,399,615	—	—	86,399,615
Short-Term Investment	—	999,960	—	999,960
Total Investments	$614,794,341	$238,010,558	$—	$852,804,899
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$334,977	$—	$334,977
Futures Contracts	$5,435,075	$—	$—	$5,435,075
Liabilities:
Foreign Currency Exchange Contracts	$—	$(43,825)	$—	$(43,825)
Futures Contracts	$(25,589,439)	$—	$—	$(25,589,439)
There were no Level 3 investments at the beginning or end of the period.
As a result of utilizing International fair value pricing at March 31, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–9

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Notes (continued)
4. Subsequent Events
At a meeting of the Board of Trustees of the Trust on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) to subadvise the Fund’s managed volatility strategy, effective on or about May 1, 2020. The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Fund. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. as subadviser to the Fund’s managed volatility strategy.
LVIP Franklin Templeton Global Equity Managed Volatility Fund–10